REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Total Revenue by product line	€ 4,883	€ 5,907	€ 5,686
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue by product line	1,960	2,172	2,245
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue by product line	663	816	636
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue by product line	102	151	169
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue by product line	560	863	773
Transportation, industry, defense and other rolled products
Disclosure of products and services [line items]
Total Revenue by product line	442	557	566
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue by product line	665	797	714
Other extruded products
Disclosure of products and services [line items]
Total Revenue by product line	491	551	573
Other
Disclosure of products and services [line items]
Total Revenue by product line	€ 0	€ 0	€ 10